Long-term Debt - 2022 - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 15, 2022	Dec. 31, 2022	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Repayment of loans		$ 39,123	$ 165
Loss on extinguishment of liabilities	$ 292	$ (292)
Legal fees incurred in settlement of debt	40
Gain on Extinguishment of Royalty Payment Obligations	$ 120
Warrant Transaction Member
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of warrants cancelled	16,873
Range of exercise price	$ 152.10	$ 152.10
Warrants Held by SALP
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of warrants cancelled	16,873
Range of exercise price	$ 152.10
First and Second Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings repurchase principal amount	$ 39,123
Borrowings repurchase interest amount	484
Repayment of loans	$ 39,123